Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net
Note 7: - Property and equipment, net

Property and equipment, net consisted of the following as of:

	December 31,
	2025	2024
Leasehold improvements	$6,454	$6,430
Computers and peripheral equipment	6,364	6,770
Office furniture and equipment	1,684	1,668
	14,502	14,868
Less—accumulated depreciation	(11,142)	(10,597)
Total	$3,360	$4,271

Depreciation expenses were $1,660, $1,778 and $1,879 for the years ended December 31, 2025, 2024 and 2023, respectively.